Stockholders' Equity - Common Stock (Details) - $ / shares	Sep. 30, 2022	Jan. 14, 2022	Dec. 31, 2021	Sep. 30, 2021
Stockholders Equity
Common stock, shares authorized	50,000,000		50,000,000
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares outstanding	3,251,000		3,251,000
Shares subject to possible redemption		11,500,000
Shares subject to forfeiture			375,000	375,000
Founder Shares
Stockholders Equity
Common stock, shares outstanding	2,875,000		2,875,000
Over-allotment option
Stockholders Equity
Common stock, shares outstanding			375,000
Shares subject to forfeiture			375,000
Private placement units
Stockholders Equity
Common stock, shares outstanding	376,000
Common stock subject to possible redemption
Stockholders Equity
Shares subject to possible redemption	11,500,000